Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Apr. 14, 2020	Jun. 30, 2019
Details
Registrant CIK	0001434737
Fiscal Year End	--12-31
Registrant Name	SPIRITS TIME INTERNATIONAL, INC.
SEC Form	10-K/A
Period End date	Dec. 31, 2019
Tax Identification Number (TIN)	20-3455830
Number of common stock shares outstanding		7,361,005
Public Float			$ 2,640,576
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Interactive Data Current	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Shell Company	false
Small Business	true
Emerging Growth Company	false
Entity File Number	333-151300
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1661 Lakeview Circle
Entity Address, City or Town	Ogden
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84403
Country Region	801
City Area Code	399
Local Phone Number	3632
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false